General information and Statement of Compliance (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Implementation of New Standards on Gross Margin Previously Reported

IFRS 15 implementation had no impact on the gross margin previously reported under IAS 18, it had a limited presentation impact for the year 2016 only, as summarized in the table below:

€’000	2017 IFRS 15	Restatement	2017 IAS 18	2016 IFRS 15	Restatement	2016 IAS 18
Licensing revenue	3,540	0	3,540	9,929	1,489	8,440
Cost of licensing	(515)	0	(515)	(1,489)	(1,489)	0

Gross profit	3,025	0	3,025	8,440	0	8,440